Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

7. INTANGIBLE ASSETS

During the year ended December 31, 2025, the Company capitalized $93,889 of costs related to internally developed software. No additional costs were capitalized during the six months ended June 30, 2026. At June 30, 2026 and December 31, 2025, capitalized internally-developed software totaled $93,889. At June 30, 2026, the software build was not completed, no amortization had commenced, and the Company will continue to capitalize costs pursuant to ASC 350 - “Intangibles—Goodwill and Other”, until completion.

9. INTANGIBLE ASSETS

During the year ended December 31, 2025, the Company capitalized $93,889 of costs related to internally-developed software. At December 31, 2025, the software build was not completed and the Company will continue to capitalize costs pursuant to ASC 350 - “Intangibles—Goodwill and Other”, until completion.